ING ADVANTAGESM
ING ADVANTAGE CENTURYSM
ING ADVANTAGE CENTURY PLUSSM

INDIVIDUAL DEFERRED VARIABLE/FIXED ANNUITY CONTRACTS

issued by
ReliaStar Life Insurance Company
and its
Separate Account N

Supplement dated December 29, 2003

The information in this supplement updates and amends certain information contained in the prospectuses and Statements of Additional Information each dated May 1, 2003, as amended on May 30, 2003, June 11, 2003 and November 12, 2003. Please read it carefully and keep it with your prospectus and Statement of Additional Information for future reference.

___________________________________________

Effective January 1, 2004, ReliaStar Life Insurance Company's affiliate, ING Financial Advisers, LLC will become the principal underwriter for the contracts. ING Financial Advisers, LLC, a Delaware limited liability company, is registered as a broker-dealer with the Securities and Exchange Commission. ING Financials Advisers, LLC is also a member of the National Association of Securities Dealers, Inc., and the Securities Investor Protection Corporation. ING Financial Advisers, LLC's principal office is located at 151 Farmington Avenue, Hartford, Connecticut 06156. All references to Washington Square Securities, Inc. are hereby changed to ING Financial Advisers, LLC.

X.NRTHP-03d	Page 1 of 1	December 2003